Annual Total Returns (Vanguard Developed Markets Index Fund - Admiral Shares Retail) (Vanguard Developed Markets Index Fund, Vanguard Developed Markets Index Fund - Admiral Shares)	12 Months Ended
Dec. 31, 2014
Vanguard Developed Markets Index Fund | Vanguard Developed Markets Index Fund - Admiral Shares
Annual Total Return
2014	(5.66%)
2013	22.06%
2012	18.56%
2011	(12.51%)
2010	8.36%
2009	28.27%
2008	(41.27%)
2007	11.15%
2006	26.27%
2005	13.60%